Discontinued operations - Summary of Income statement of discontinued operations (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Statement 1 [Line Items]
Premium income	€ 13,192	€ 13,731	[1]	€ 14,105	[1]
Investment income	5,613	4,893	[1]	5,087	[1]
Fee and commission income	2,525	2,454	[1]	2,122	[1]
Other revenues	1	13	[1]	4	[1]
Total revenues	21,331	21,091	[1]	21,318	[1]
Income from reinsurance ceded	3,009	4,263	[1]	4,066	[1]
Results from financial transactions	(35,132)	24,715	[1]	17,961	[1]
Other income	378	49	[1]	62	[1]
Total income	(10,415)	50,119	[1]	43,407	[1]
Premiums paid to reinsurers	2,189	3,418	[1]	2,640	[1]
Policyholder claims and benefits	(16,680)	40,097	[1]	35,865	[1]
Profit sharing and rebates	7	8	[1]	8	[1]
Commissions and expenses	5,458	5,286	[1]	5,253	[1]
Impairment charges / (reversals)	68	16	[1]	284	[1]
Interest charges and related fees	329	246	[1]	405	[1]
Total charges	(8,634)	49,172	[1]	44,561	[1]
Result before share in profit / (loss) of joint ventures, associates and tax	(1,781)	947	[1]	(1,154)	[1]
Share in profit / (loss) of joint ventures	249	232	[1]	166	[1]
Share in profit / (loss) of associates	(11)	(15)	[1]	31	[1]
Result before tax from continuing operations and discontinued operations	(922)	2,400		(364)
Income tax benefit/(expense)	(518)	95	[1]	(336)	[1]
Net result from discontinued operations after remeasurement	(1,404)	2,029	[1]	(135)	[1]
Discontinued operations [member]
Statement 1 [Line Items]
Premium income	1,569	1,713		1,994
Investment income	1,725	2,074		2,062
Fee and commission income	346	331		283
Other revenues	0
Total revenues	3,640	4,118		4,339
Income from reinsurance ceded	38	26		(100)
Results from financial transactions	(9,231)	(444)		3,435
Other income	23	27		6
Total income	(5,529)	3,727		7,679
Premiums paid to reinsurers	112	99		63
Policyholder claims and benefits	(8,824)	1,755		6,140
Profit sharing and rebates	4	7
Commissions and expenses	739	698		730
Impairment charges / (reversals)	0	(2)		107
Interest charges and related fees	85	89		99
Other charges	10	3		46
Total charges	(7,874)	2,649		7,185
Result before share in profit / (loss) of joint ventures, associates and tax	2,344	1,078		494
Share in profit / (loss) of joint ventures	37	33		19
Share in profit / (loss) of associates	15	127		80
Result before tax from continuing operations and discontinued operations	2,396	1,238		593
Income tax benefit/(expense)	(1,000)	(276)		(107)
Result after tax from discontinued operations	1,396	960		487
Impairment Loss On Remeasurement Of The Disposal Group	(1,775)
Net result from discontinued operations after remeasurement	€ (379)	€ 960		€ 487

[1]	Amounts for 2021 and 2020 have been re-presented to reflect the classification of Aegon the Netherlands as held for sale and discontinued operations, refer to note 51 Discontinued operations.